SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 11, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Jan. 26, 2024	Dec. 31, 2022
SUBSEQUENT EVENTS
Amount to be used for working capital expenses and tax obligations	$ 254,269
Excess of interest was erroneously withdrawn from the trust account		$ 108,611	$ 108,611	$ 108,611	$ 108,611
Restricted cash		45,150		45,150	8,651		$ 0
Due from Sponsor		$ 63,319		63,319	99,961
Amounts to be deposited into trust account				63,319	99,961
Amounts to be used for settlement of tax obligation				$ 63,319	99,961
Sponsor
SUBSEQUENT EVENTS
Due from Sponsor					$ 99,961
Subsequent event
SUBSEQUENT EVENTS
Amount to be used for working capital expenses and tax obligations	$ 254,269
Debt instrument, face amount						$ 300,000